Schedule of Investments (unaudited)
February 28, 2026
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 Western Asset Total Return Unconstrained Fund

(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
U.S. Government & Agency Obligations — 39.3%
U.S. Government Obligations — 39.3%
U.S. Treasury Bonds	4.750%	2/15/41	2,190,000	$2,287,780
U.S. Treasury Bonds	3.625%	8/15/43	570,000	507,923
U.S. Treasury Bonds	3.750%	11/15/43	3,600,000	3,255,047 (a)
U.S. Treasury Bonds	4.625%	11/15/45	20,000	20,136
U.S. Treasury Bonds	2.875%	5/15/49	260,000	193,730
U.S. Treasury Notes	3.375%	9/15/27	370,000	369,697
U.S. Treasury Notes	3.750%	12/31/28	2,420,000	2,443,680 (b)
U.S. Treasury Notes	4.000%	5/31/30	40,000	40,819
U.S. Treasury Notes	3.875%	6/30/30	70,000	71,096
U.S. Treasury Notes	3.625%	12/31/30	8,190,000	8,229,030
U.S. Treasury Notes	4.000%	1/31/31	2,180,000	2,226,240
U.S. Treasury Notes	3.625%	9/30/31	700,000	701,313
U.S. Treasury Notes	4.000%	7/31/32	80,000	81,497
U.S. Treasury Notes	4.250%	11/15/34	350,000	359,646
U.S. Treasury Notes	4.125%	2/15/36	40,000	40,534

Total U.S. Government & Agency Obligations (Cost — $21,285,348)				20,828,168
Corporate Bonds & Notes — 19.1%
Communication Services — 4.5%
Diversified Telecommunication Services — 0.1%
AT&T Inc., Senior Notes	5.375%	8/15/35	70,000	72,735
Entertainment — 1.6%
Netflix Inc., Senior Notes	3.875%	11/15/29	690,000 EUR	847,900 (c)
Interactive Media & Services — 0.7%
Alphabet Inc., Senior Notes	5.650%	2/15/56	110,000	112,640
Alphabet Inc., Senior Notes	5.750%	2/15/66	110,000	112,108
Meta Platforms Inc., Senior Notes	5.500%	11/15/45	160,000	158,167
Total Interactive Media & Services				382,915
Media — 1.5%
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	4.250%	1/15/34	90,000	78,459 (d)
CCO Holdings LLC/CCO Holdings Capital Corp., Senior Notes	7.375%	2/1/36	30,000	30,469 (d)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.375%	4/1/38	20,000	18,549
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Senior Secured Notes	5.500%	4/1/63	55,000	43,958
DISH DBS Corp., Senior Secured Notes	5.250%	12/1/26	150,000	145,842 (d)
DISH DBS Corp., Senior Secured Notes	5.750%	12/1/28	320,000	310,615 (d)
Time Warner Cable LLC, Senior Secured Notes	7.300%	7/1/38	130,000	140,772
Versant Media Group Inc., Senior Secured Notes	7.250%	1/30/31	10,000	10,241 (d)
Total Media				778,905
Wireless Telecommunication Services — 0.6%
CSC Holdings LLC, Senior Notes	4.500%	11/15/31	480,000	288,490 (d)

Total Communication Services				2,370,945
Consumer Discretionary — 4.9%
Automobile Components — 0.3%
ZF North America Capital Inc., Senior Notes	7.500%	3/24/31	160,000	164,992 (d)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Automobiles — 0.2%
PM General Purchaser LLC, Senior Secured Notes	9.500%	10/1/28	100,000	$93,646 (d)
Broadline Retail — 0.5%
Prosus NV, Senior Notes	3.061%	7/13/31	310,000	286,294 (d)
Hotels, Restaurants & Leisure — 3.8%
Carnival Corp., Senior Notes	6.125%	2/15/33	60,000	62,152 (d)
Las Vegas Sands Corp., Senior Notes	3.900%	8/8/29	90,000	88,136
NCL Corp. Ltd., Senior Notes	5.875%	1/15/31	20,000	20,220 (d)
NCL Corp. Ltd., Senior Notes	6.250%	9/15/33	20,000	20,199 (d)
Royal Caribbean Cruises Ltd., Senior Notes	5.625%	9/30/31	40,000	41,242 (d)
Royal Caribbean Cruises Ltd., Senior Notes	6.000%	2/1/33	20,000	20,723 (d)
Sands China Ltd., Senior Notes	2.300%	3/8/27	500,000	491,080
Sands China Ltd., Senior Notes	5.400%	8/8/28	590,000	602,754
Sands China Ltd., Senior Notes	2.850%	3/8/29	330,000	316,028
Sands China Ltd., Senior Notes	3.250%	8/8/31	200,000	186,486
Viking Cruises Ltd., Senior Notes	9.125%	7/15/31	20,000	21,289 (d)
Viking Cruises Ltd., Senior Notes	5.875%	10/15/33	50,000	51,037 (d)
Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., Senior Notes	7.125%	2/15/31	60,000	64,826 (d)
Total Hotels, Restaurants & Leisure				1,986,172
Specialty Retail — 0.1%
Michaels Cos. Inc., Senior Secured Notes	8.500%	3/15/33	40,000	38,944 (d)(e)
Petco Health & Wellness Co. Inc., Senior Secured Notes	8.250%	2/1/31	10,000	9,773 (d)
Total Specialty Retail				48,717

Total Consumer Discretionary				2,579,821
Energy — 2.9%
Oil, Gas & Consumable Fuels — 2.9%
Cheniere Energy Partners LP, Senior Notes	4.000%	3/1/31	80,000	78,439
Cheniere Energy Partners LP, Senior Notes	3.250%	1/31/32	30,000	27,979
Chord Energy Corp., Senior Notes	6.000%	10/1/30	50,000	51,098 (d)
Continental Resources Inc., Senior Notes	2.268%	11/15/26	30,000	29,577 (d)
Continental Resources Inc., Senior Notes	5.750%	1/15/31	50,000	51,874 (d)
Coterra Energy Inc., Senior Notes	4.375%	3/15/29	30,000	30,340
Crescent Energy Finance LLC, Senior Notes	7.375%	1/15/33	40,000	39,766 (d)
Ecopetrol SA, Senior Notes	8.375%	1/19/36	160,000	164,574
Enterprise Products Operating LLC, Senior Notes (5.375% to 2/15/28 then 3 mo. Term SOFR + 2.832%)	5.375%	2/15/78	20,000	20,164 (f)
EQT Corp., Senior Notes	3.900%	10/1/27	30,000	29,961
Florida Gas Transmission Co. LLC, Senior Notes	5.750%	7/15/35	60,000	63,311 (d)
KazMunayGas National Co. JSC, Senior Notes	3.500%	4/14/33	350,000	322,480 (d)
Permian Resources Operating LLC, Senior Notes	7.000%	1/15/32	100,000	105,009 (d)
Petrobras Global Finance BV, Senior Notes	6.500%	7/3/33	200,000	211,170
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.500%	5/1/33	10,000	11,098 (d)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.500%	6/15/34	20,000	21,009 (d)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	7.750%	5/1/35	10,000	11,348 (d)
Venture Global Plaquemines LNG LLC, Senior Secured Notes	6.750%	1/15/36	70,000	74,606 (d)
Western Midstream Operating LP, Senior Notes	4.050%	2/1/30	180,000	177,869
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Oil, Gas & Consumable Fuels — continued
Western Midstream Operating LP, Senior Notes	5.450%	4/1/44	20,000	$18,442

Total Energy				1,540,114
Financials — 1.4%
Banks — 0.7%
Citigroup Inc., Junior Subordinated Notes (6.625% to 2/15/31 then 5 year Treasury Constant Maturity Rate + 3.001%)	6.625%	2/15/31	80,000	82,754 (f)(g)
Lloyds Banking Group PLC, Junior Subordinated Notes (8.500% to 9/27/28 then U.K. Government Bonds 5 year Note Generic Bid Yield + 5.143%)	8.500%	3/27/28	200,000 GBP	286,039 (f)(g)
Total Banks				368,793
Capital Markets — 0.4%
Credit Suisse AG AT1 Claim	—	—	1,680,000	0 *(h)(i)(j)
UBS Group AG, Junior Subordinated Notes (7.125% to 2/10/35 then USD 5 year SOFR ICE Swap Rate + 3.179%)	7.125%	8/10/34	230,000	235,747 (d)(f)(g)
Total Capital Markets				235,747
Financial Services — 0.2%
Block Inc., Senior Notes	6.000%	8/15/33	60,000	61,015 (d)
Jane Street Group/JSG Finance Inc., Senior Secured Notes	6.750%	5/1/33	50,000	51,348 (d)
Total Financial Services				112,363
Insurance — 0.1%
Asurion LLC/Asurion Co-Issuer Inc., Senior Secured Notes	8.000%	12/31/32	30,000	31,535 (d)

Total Financials				748,438
Health Care — 3.1%
Health Care Equipment & Supplies — 0.4%
Abbott Laboratories, Senior Notes	4.650%	3/15/36	120,000	120,084 (e)
Abbott Laboratories, Senior Notes	5.500%	3/15/56	70,000	70,292 (e)
Total Health Care Equipment & Supplies				190,376
Health Care Providers & Services — 1.1%
CVS Pass-Through Trust, Secured Trust	6.036%	12/10/28	17,038	17,286
Dignity Health, Secured Notes	5.267%	11/1/64	120,000	112,003
Humana Inc., Senior Notes	8.150%	6/15/38	330,000	405,587
LifePoint Health Inc., Senior Secured Notes	9.875%	8/15/30	40,000	42,729 (d)
Total Health Care Providers & Services				577,605
Pharmaceuticals — 1.6%
Teva Pharmaceutical Finance Netherlands II BV, Senior Notes	7.375%	9/15/29	600,000 EUR	800,103
Teva Pharmaceutical Finance Netherlands III BV, Senior Notes	3.150%	10/1/26	77,000	76,481
Total Pharmaceuticals				876,584

Total Health Care				1,644,565
Industrials — 0.7%
Aerospace & Defense — 0.1%
Bombardier Inc., Senior Notes	7.250%	7/1/31	20,000	21,303 (d)
Bombardier Inc., Senior Notes	6.750%	6/15/33	30,000	31,650 (d)
Total Aerospace & Defense				52,953
Building Products — 0.1%
Quikrete Holdings Inc., Senior Secured Notes	6.375%	3/1/32	70,000	72,796 (d)
Commercial Services & Supplies — 0.1%
GFL Environmental Holdings US Inc., Senior Notes	5.500%	2/1/34	30,000	30,146 (d)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — 0.2%
United Airlines Holdings Inc., Senior Notes	5.375%	3/1/31	10,000	$10,208
United Airlines Inc., Senior Secured Notes	4.625%	4/15/29	100,000	99,991 (d)
Total Passenger Airlines				110,199
Trading Companies & Distributors — 0.2%
Herc Holdings Inc., Senior Notes	7.000%	6/15/30	30,000	31,456 (d)
Herc Holdings Inc., Senior Notes	7.250%	6/15/33	30,000	31,731 (d)
United Rentals North America Inc., Senior Notes	6.125%	3/15/34	50,000	52,442 (d)
Total Trading Companies & Distributors				115,629

Total Industrials				381,723
Information Technology — 0.4%
Electronic Equipment, Instruments & Components — 0.1%
EquipmentShare.com Inc., Secured Notes	8.000%	3/15/33	40,000	42,539 (d)
Semiconductors & Semiconductor Equipment — 0.1%
Micron Technology Inc., Senior Notes	5.300%	1/15/31	60,000	63,031
Software — 0.1%
Oracle Corp., Senior Notes	6.550%	2/4/46	30,000	29,250
Oracle Corp., Senior Notes	6.700%	2/4/56	30,000	29,111
Oracle Corp., Senior Notes	6.850%	2/4/66	10,000	9,586
Total Software				67,947
Technology Hardware, Storage & Peripherals — 0.1%
Black Pearl Compute LLC, Senior Secured Notes	6.125%	2/15/31	20,000	20,494 (d)

Total Information Technology				194,011
Materials — 0.6%
Metals & Mining — 0.6%
First Quantum Minerals Ltd., Senior Notes	6.375%	2/15/36	200,000	200,801 (d)
Freeport-McMoRan Inc., Senior Notes	5.450%	3/15/43	100,000	98,996

Total Materials				299,797
Real Estate — 0.2%
Specialized REITs — 0.2%
Millrose Properties Inc., Senior Notes	6.375%	8/1/30	40,000	41,060 (d)
Millrose Properties Inc., Senior Notes	6.250%	9/15/32	20,000	20,267 (d)
SV RNO Property Owner 1 LLC, Senior Secured Notes	5.875%	3/1/31	30,000	30,156 (d)

Total Real Estate				91,483
Utilities — 0.4%
Electric Utilities — 0.4%
NRG Energy Inc., Senior Notes	5.750%	1/15/34	20,000	20,297 (d)
NRG Energy Inc., Senior Notes	6.000%	1/15/36	80,000	81,463 (d)
Pacific Gas and Electric Co., First Mortgage Bonds	3.000%	6/15/28	40,000	39,102
Talen Energy Supply LLC, Senior Notes	6.500%	2/1/36	30,000	30,862 (d)
Vistra Operations Co. LLC, Senior Notes	6.875%	4/15/32	30,000	31,575 (d)
Total Electric Utilities				203,299
Independent Power and Renewable Electricity Producers — 0.0%††
Lightning Power LLC, Senior Secured Notes	7.250%	8/15/32	40,000	42,492 (d)

Total Utilities				245,791
Total Corporate Bonds & Notes (Cost — $10,079,292)				10,096,688
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — 13.5%
Angel Oak Mortgage Trust, 2024-10 A1	5.348%	10/25/69	215,572	$217,093 (d)
BANK, 2018-BN15 B	4.654%	11/15/61	350,000	332,412 (f)
BANK, 2022-BNK39 A4	2.928%	2/15/55	240,000	222,445 (f)
BX Commercial Mortgage Trust, 2019-IMC F (1 mo. Term SOFR + 2.946%)	6.606%	4/15/34	330,000	322,900 (d)(f)
BX Commercial Mortgage Trust, 2021-XL2 J (1 mo. Term SOFR + 4.004%)	7.664%	10/15/38	329,000	330,952 (d)(f)
BXMT Ltd., 2026-FL6 A (1 mo. Term SOFR + 1.450%)	5.150%	8/19/43	100,000	100,156 (d)(f)
CD Mortgage Trust, 2017-CD5 A4	3.431%	8/15/50	340,000	335,838
CHL Mortgage Pass-Through Trust, 2001-HYB1 1A1	5.750%	6/19/31	1,901	1,890 (f)
CHL Mortgage Pass-Through Trust, 2003-60 1A1	6.116%	2/25/34	5,409	5,442 (f)
Citigroup Mortgage Loan Trust, 2005-9 1A1 (1 mo. Term SOFR + 0.374%)	4.048%	11/25/35	68,699	61,207 (f)
Countrywide Alternative Loan Trust, 2005-28CB 2A3	5.750%	8/25/35	706,425	442,171
Countrywide Alternative Loan Trust, 2005-76 3A1 (1 mo. Term SOFR + 0.634%)	4.308%	1/25/46	43,887	41,795 (f)
DC Commercial Mortgage Trust, 2023-DC A	6.314%	9/12/40	300,000	309,298 (d)
Deutsche Mortgage Securities Inc. Mortgage Loan Trust, 2004-4 7AR2 (1 mo. Term SOFR + 0.564%)	4.238%	6/25/34	2,259	2,168 (f)
Extended Stay America Trust, 2025-ESH D (1 mo. Term SOFR + 2.600%)	6.260%	10/15/42	280,000	282,778 (d)(f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K104 XAM, IO	1.379%	1/25/30	3,100,000	150,266 (f)
Federal Home Loan Mortgage Corp. (FHLMC) Multifamily Structured Pass- Through Certificates, K514 X1, IO	0.963%	12/25/28	4,992,579	122,400 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5449 FQ (30 Day Average SOFR + 1.500%)	5.167%	9/25/54	80,953	81,588 (f)
Federal Home Loan Mortgage Corp. (FHLMC) REMIC, 5482 FC (30 Day Average SOFR + 1.300%)	4.967%	12/25/54	83,275	84,026 (f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R05 1M2 (30 Day Average SOFR + 3.100%)	6.767%	6/25/43	393,000	408,502 (d)(f)
Federal National Mortgage Association (FNMA) — CAS, 2023-R06 1M2 (30 Day Average SOFR + 2.700%)	6.367%	7/25/43	370,000	380,147 (d)(f)
Federal National Mortgage Association (FNMA) REMIC, 2012-51 B	7.000%	5/25/42	17,623	19,356
First Horizon Alternative Mortgage Securities Trust, 2005-AA12 1A1	4.277%	2/25/36	25,145	17,779 (f)
GCAT Trust, 2024-INV3 A17	6.500%	9/25/54	69,752	71,887 (d)(f)
Government National Mortgage Association (GNMA), 2014-47 IA, IO	0.166%	2/16/48	150,258	602 (f)
Government National Mortgage Association (GNMA), 2014-50 IO, IO	0.587%	9/16/55	813,300	18,914 (f)
Government National Mortgage Association (GNMA), 2014-134 IA, IO	0.124%	1/16/55	21,551,858	52,872 (f)
Government National Mortgage Association (GNMA), 2017-21 IO, IO	0.590%	10/16/58	2,471,623	77,904 (f)
Government National Mortgage Association (GNMA), 2017-41 IO, IO	0.494%	7/16/58	321,675	7,511 (f)
Government National Mortgage Association (GNMA), 2022-9 GA	2.000%	1/20/52	135,043	114,871
GreenPoint Mortgage Funding Trust, 2006-AR3 3A1 (1 mo. Term SOFR + 0.574%)	4.248%	4/25/36	6,421	6,403 (f)
HOMES Trust, 2024-NQM1 A1	5.915%	7/25/69	176,154	178,264 (d)
Lehman XS Trust, 2006-16N A4B (1 mo. Term SOFR + 0.594%)	4.268%	11/25/46	6,697	10,078 (f)
Lehman XS Trust, 2006-GP3 2A2 (1 mo. Term SOFR + 0.554%)	4.228%	6/25/46	10,214	25,332 (f)
MF1 LLC, 2025-FL19 A (1 mo. Term SOFR + 1.488%)	5.152%	5/18/42	270,000	271,174 (d)(f)
MF1 LLC, 2026-FL21 A (1 mo. Term SOFR + 1.350%)	5.014%	2/18/41	100,000	100,064 (d)(f)
MF1 Trust, 2024-FL16 A (1 mo. Term SOFR + 1.541%)	5.205%	11/18/39	350,000	351,247 (d)(f)
Morgan Stanley Capital I Trust, 2021-L7 XA, IO	0.995%	10/15/54	6,132,046	226,848 (f)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value
Collateralized Mortgage Obligations(k) — continued
Morgan Stanley Residential Mortgage Loan Trust, 2024-INV2 A1	6.500%	2/25/54	203,187	$207,053 (d)(f)
Morgan Stanley Residential Mortgage Loan Trust, 2026-DSC1 A2	5.020%	1/25/71	99,575	99,754 (d)
MSWF Commercial Mortgage Trust, 2023-1 A4	5.472%	5/15/56	160,000	168,805
Nomura Asset Acceptance Corp. Alternative Loan Trust, 2006-AF2 4A	5.562%	8/25/36	25,348	24,542 (f)
PRPM Trust, 2024-NQM4 A1	5.674%	12/26/69	218,130	220,222 (d)
SWCH Commercial Mortgage Trust, 2025-DATA A (1 mo. Term SOFR + 1.443%)	5.103%	2/15/42	350,000	347,453 (d)(f)
UBS Commercial Mortgage Trust, 2017-C7 A3	3.418%	12/15/50	294,581	291,885

Total Collateralized Mortgage Obligations (Cost — $7,425,663)				7,146,294
Asset-Backed Securities — 11.4%
Apollo Aviation Securitization Equity Trust, 2025-1A A	5.943%	2/16/50	231,355	238,550 (d)
AutoNation Finance Trust, 2026-1A D	5.070%	1/11/34	100,000	101,310 (d)
Bayview Opportunity Master Fund LLC, 2025-EDU1 C (30 Day Average SOFR + 1.800%)	5.467%	7/27/48	293,546	293,393 (d)(f)
Black Diamond CLO Ltd., 2021-1A CR (3 mo. Term SOFR + 3.900%)	7.569%	11/22/34	280,000	281,644 (d)(f)
Blueberry Park CLO Ltd., 2024-1A D1 (3 mo. Term SOFR + 2.900%)	6.568%	10/20/37	260,000	261,144 (d)(f)
Columbia Cent CLO Ltd., 2025-35A D1A (3 mo. Term SOFR + 3.500%)	7.168%	7/25/36	180,000	181,255 (d)(f)
Countrywide Home Equity Loan Trust, 2007-A A (1 mo. Term SOFR + 0.234%)	3.894%	4/15/37	364,836	351,723 (f)
Fremont Home Loan Trust, 2006-B 2A2 (1 mo. Term SOFR + 0.314%)	3.888%	8/25/36	295,548	92,160 (f)
Galaxy CLO Ltd., 2018-25A CRR (3 mo. Term SOFR + 1.800%)	5.468%	4/25/36	320,000	320,840 (d)(f)
GoodLeap Sustainable Home Solutions Trust, 2022-1GS C	3.500%	1/20/49	655,630	201,222 (d)
Greywolf CLO Ltd., 2019-1A CR2 (3 mo. Term SOFR + 3.500%)	7.168%	4/17/34	140,000	140,938 (d)(f)
Hayfin US Ltd., 2024-15A D1 (3 mo. Term SOFR + 4.260%)	7.931%	4/28/37	320,000	323,162 (d)(f)
MAPS Trust, 2026-1A A	5.201%	1/15/51	149,091	151,414 (d)
MASTR Specialized Loan Trust, 2006-3 A (1 mo. Term SOFR + 0.634%)	4.308%	6/25/46	44,283	43,229 (d)(f)
Mosaic Solar Loan Trust, 2021-1A D	3.710%	12/20/46	268,738	211,127 (d)
Mountain View CLO Ltd., 2025-1A D1 (3 mo. Term SOFR + 3.400%)	7.228%	10/17/38	190,000	192,129 (d)(f)
Nelnet Student Loan Trust, 2021-A APT2	1.360%	4/20/62	281,078	268,889 (d)
New Mountain CLO Ltd., 5A D1R (3 mo. Term SOFR + 3.150%)	6.818%	7/20/36	200,000	201,404 (d)(f)
Oak Street Investment Grade Net Lease Fund, 2020-1A A2	2.210%	11/20/50	139,256	123,309 (d)
Ocean Trails CLO Ltd., 2020-10A ER (3 mo. Term SOFR + 7.832%)	11.504%	10/15/34	360,000	341,660 (d)(f)
OHA Credit Funding Ltd., 2024-18A D1 (3 mo. Term SOFR + 3.450%)	7.118%	4/20/37	420,000	425,288 (d)(f)
Park Avenue Institutional Advisers CLO Ltd., 2022-1A B1 (3 mo. Term SOFR + 2.250%)	5.918%	4/20/35	250,000	250,578 (d)(f)
Service Experts Issuer LLC, 2025-1A A	5.380%	1/20/37	90,298	91,514 (d)
Subway Funding LLC, 2024-1A A2I	6.028%	7/30/54	246,875	249,822 (d)
Switch ABS Issuer LLC, 2025-1A A2	5.036%	3/25/55	250,000	248,678 (d)
Tesla Sustainable Energy Trust, 2024-1A A3	5.290%	6/20/50	290,000	294,249 (d)
UCFC Manufactured Housing Contract, 1997-3 M	7.115%	1/15/29	165,250	164,776

Total Asset-Backed Securities (Cost — $6,701,970)				6,045,407
Sovereign Bonds — 8.8%
Argentina — 0.4%
Argentine Republic Government International Bond, Senior Notes, Step bond (0.750% to 7/9/27 then 1.750%)	0.750%	7/9/30	13,032	11,077
Argentine Republic Government International Bond, Senior Notes, Step bond (4.125% to 7/9/27 then 4.750%)	4.125%	7/9/35	110,000	83,193
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

Argentina — continued
Provincia de Buenos Aires, Senior Notes	6.625%	9/1/37	118,365	$94,147 (d)
Total Argentina				188,417
Brazil — 3.8%
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/27	6,342,000 BRL	1,208,044
Brazil Notas do Tesouro Nacional Serie F, Notes	10.000%	1/1/31	4,757,000 BRL	830,873
Total Brazil				2,038,917
Chile — 0.2%

Bonos de la Tesoreria de la Republica en pesos, Bonds	6.000%	4/1/33	105,000,000 CLP	126,426 (c)
Czech Republic — 0.3%

Czech Republic Government Bond, Senior Notes	2.000%	10/13/33	3,180,000 CZK	134,158
India — 2.6%

India Government Bond, Senior Notes	5.790%	5/11/30	128,260,000 INR	1,386,926
Malaysia — 0.3%

Malaysia Government Bond	4.254%	5/31/35	490,000 MYR	133,103
Mexico — 0.7%
Eagle Funding Luxco Sarl, Senior Notes	5.500%	8/17/30	250,000	254,660 (d)
Mexican Bonos, Senior Notes	7.750%	11/13/42	2,610,000 MXN	133,828
Total Mexico				388,488
Peru — 0.1%

Peru Government Bond, Senior Notes	5.400%	8/12/34	230,000 PEN	68,391
South Africa — 0.3%

Republic of South Africa Government Bond	8.750%	1/31/44	2,150,000 ZAR	136,449
Uruguay — 0.1%
Uruguay Government International Bond, Senior Notes	8.250%	5/21/31	2,520,000 UYU	69,397

Total Sovereign Bonds (Cost — $5,052,679)				4,670,672
Mortgage-Backed Securities — 8.1%
FHLMC — 0.7%
Federal Home Loan Mortgage Corp. (FHLMC)	4.600%	3/1/35	300,000	307,013
Federal Home Loan Mortgage Corp. (FHLMC)	2.000%	12/1/41	77,587	68,817
Total FHLMC				375,830
FNMA — 2.5%
Federal National Mortgage Association (FNMA)	4.350%	10/1/34	200,000	203,207
Federal National Mortgage Association (FNMA)	4.360%	12/1/35	200,000	201,568
Federal National Mortgage Association (FNMA)	1.500%	2/1/42	171,220	148,871
Federal National Mortgage Association (FNMA)	2.500%	3/1/42	279,703	257,337
Federal National Mortgage Association (FNMA)	3.000%	4/1/42- 5/1/42	513,607	486,844
Federal National Mortgage Association (FNMA)	4.500%	8/1/58	28,053	27,800
Total FNMA				1,325,627
GNMA — 4.9%
Government National Mortgage Association (GNMA)	3.000%	10/15/42- 11/15/42	180,574	168,705
Government National Mortgage Association (GNMA)	4.000%	3/15/50	25,130	24,377
Government National Mortgage Association (GNMA)	3.500%	5/15/50	29,688	27,987
Government National Mortgage Association (GNMA) II	3.500%	10/20/49- 2/20/50	78,617	73,880
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security	Rate	Maturity Date	Face Amount†	Value

GNMA — continued
Government National Mortgage Association (GNMA) II	4.000%	1/20/50- 4/20/50	338,205	$326,711
Government National Mortgage Association (GNMA) II	2.000%	3/1/56	200,000	169,498 (l)
Government National Mortgage Association (GNMA) II	2.500%	3/1/56	500,000	441,310 (l)
Government National Mortgage Association (GNMA) II	3.000%	3/1/56	1,400,000	1,284,348 (l)
Government National Mortgage Association (GNMA) II	4.500%	3/1/56	100,000	98,852 (l)
Total GNMA				2,615,668

Total Mortgage-Backed Securities (Cost — $4,298,807)				4,317,125
Senior Loans — 2.2%
Communication Services — 0.0%††
Media — 0.0%††
Versant Media Group Inc., Initial Term Loan (3 mo. Term SOFR + 3.500%)	7.161%	1/30/31	20,000	20,022 (f)(m)(n)

Consumer Discretionary — 0.2%
Specialty Retail — 0.2%
Harbor Freight Tools USA Inc., Initial Term Loan	—	6/11/31	80,000	78,925 (o)
Petco Health & Wellness Co. Inc., 2026 Term Loan (1 mo. Term SOFR + 4.250%)	7.923%	1/22/31	40,000	38,550 (f)(m)(n)

Total Consumer Discretionary				117,475
Financials — 0.9%
Banks — 0.1%
Ascensus Group Holdings Inc., 2024 Term Loan B (1 mo. Term SOFR + 3.000%)	6.673%	11/24/32	30,000	29,350 (f)(m)(n)
Capital Markets — 0.1%
Focus Financial Partners LLC, Incremental Term Loan B	—	9/15/31	80,000	75,800 (o)
Financial Services — 0.2%
Jane Street Group LLC, Extended Term Loan	—	12/15/31	80,000	77,700 (o)
Insurance — 0.5%
AmWINS Group Inc., 2026 Refinancing Term Loan	—	1/30/32	80,000	79,300 (o)
Asurion LLC/Asurion Co-Issuer Inc., New Term Loan B14	—	2/14/33	40,000	39,383 (o)
HUB International Ltd., 2025 Incremental Term Loan	—	6/20/30	50,000	49,534 (o)
Sedgwick Claims Management Services Inc., 2024 Term Loan	—	7/31/31	80,000	77,720 (o)
Truist Insurance Holdings LLC, 2024 Term Loan B	—	5/6/31	20,000	19,680 (o)
Total Insurance				265,617

Total Financials				448,467
Health Care — 0.2%
Health Care Equipment & Supplies — 0.1%
Medline Borrower LP, 2028 Refinancing Term Loan	—	10/23/28	40,000	40,102 (o)
Health Care Technology — 0.1%
AthenaHealth Group Inc., Initial Term Loan	—	2/15/29	70,000	68,367 (o)

Total Health Care				108,469
Industrials — 0.3%
Passenger Airlines — 0.2%
Spirit Airlines LLC, Contingent DIP Facility	—	1/1/30	30,593	4,971 *(p)
Spirit Airlines LLC, New Money Term Loan (1 mo. Term SOFR + 8.000%)	11.660%	1/2/40	24,704	24,086 (f)(m)(n)
Spirit Airlines LLC, Roll Up Term Loan	—	10/14/26	80,301	70,263 (o)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security		Rate	Maturity Date	Face Amount†	Value

Passenger Airlines — continued
Spirit Airlines LLC, Second New Money Term Loan (1 mo. Term SOFR + 8.000%)		11.660%	7/14/26	6,127	$5,974 (f)(m)(n)
Spirit Airlines LLC, Third DIP New Money Term Loan (1 mo. Term SOFR + 8.000%)		11.660%	7/14/26	12,100	11,798 (f)(m)(n)
Total Passenger Airlines					117,092
Professional Services — 0.1%
CoreLogic Inc., First Lien Initial Term Loan		—	6/2/28	50,000	47,625 (o)

Total Industrials					164,717
Information Technology — 0.4%
Software — 0.4%
Cloud Software Group Inc., Tenth Amendment Term Loan B2		—	3/21/31	79,800	74,373 (o)
Cloudera Inc., Term Loan		—	10/8/28	80,000	70,971 (o)
UKG Inc., Term Loan B		—	2/10/31	80,000	75,940 (o)

Total Information Technology					221,284
Materials — 0.2%
Containers & Packaging — 0.2%
Clydesdale Acquisition Holdings Inc., 2025 Incremental Closing Date Term Loan B		—	4/1/32	80,000	79,300 (o)

Total Senior Loans (Cost — $1,159,043)					1,159,734
U.S. Treasury Inflation Protected Securities — 0.8%
U.S. Treasury Notes, Inflation Indexed (Cost — $421,950)		1.875%	7/15/34	413,092	424,865
		Expiration Date	Contracts	Notional Amount†
Purchased Options — 0.2%
Exchange-Traded Purchased Options — 0.1%
3-Month SOFR Futures, Call @ $96.750		3/13/26	115	287,500	719
3-Month SOFR Futures, Call @ $96.750		6/12/26	141	352,500	19,387
3-Month SOFR Futures, Call @ $96.875		9/11/26	43	107,500	16,663
SOFR 1-Year Mid-Curve Futures, Put @ $96.500		3/13/26	19	47,500	119

Total Exchange-Traded Purchased Options (Cost — $118,817)					36,888
	Counterparty
OTC Purchased Options — 0.1%
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	22,020,000	22,020,000	77,971
Interest rate swaption, Call, Daily SOFR Compound paid annually, 290.000bps payments received annually, maturing on 9/29/28	Goldman Sachs Group Inc.	9/25/26	1,160,000	1,160,000	4,107

Total OTC Purchased Options (Cost — $94,610)					82,078

Total Purchased Options (Cost — $213,427)					118,966
				Shares
Common Stocks — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC				56	27 *(h)(q)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Total Return Unconstrained Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value
Passenger Airlines — continued
Spirit Aviation Holdings Inc.		9,649	$4,631 *

Total Common Stocks (Cost — $135,524)			4,658
	Expiration Date	Warrants
Warrants — 0.0%††
Industrials — 0.0%††
Passenger Airlines — 0.0%††
Spirit Airlines LLC (Cost — $83,461)	3/12/30	6,856	3,291 *(d)(h)(q)
Total Investments — 103.4% (Cost — $56,857,164)			54,815,868
Liabilities in Excess of Other Assets — (3.4)%			(1,812,886)
Total Net Assets — 100.0%			$53,002,982

†	Face amount/notional amount denominated in U.S. dollars, unless otherwise noted.
††	Represents less than 0.1%.
*	Non-income producing security.
(a)	All or a portion of this security is held at the broker as collateral for open centrally cleared swap contracts.
(b)	All or a portion of this security is held at the broker as collateral for open futures contracts and exchange-traded options.
(c)
Security is exempt from registration under Regulation S of the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. This security has been deemed liquid pursuant to guidelines approved by the
Board of Directors.

(d)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board of Directors.

(e)	Securities traded on a when-issued or delayed delivery basis.
(f)
Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above.

(g)	Security has no maturity date. The date shown represents the next call date.
(h)	Security is fair valued in accordance with procedures approved by the Board of Directors (Note 1).
(i)	Security is valued using significant unobservable inputs (Note 1).
(j)	Value is less than $1.
(k)
Collateralized mortgage obligations are secured by an underlying pool of mortgages or mortgage pass-through certificates that are structured to direct payments on underlying collateral to different series or classes of the obligations. The interest rate may change positively or inversely in relation to one or more interest rates, financial indices or other financial indicators and may be subject to an upper and/or lower limit.

(l)	This security is traded on a to-be-announced (“TBA”) basis. At February 28, 2026, the Fund held TBA securities with a total cost of $1,962,486.
(m)	Interest rates disclosed represent the effective rates on senior loans. Ranges in interest rates are attributable to multiple contracts under the same loan.
(n)	Senior loans may be considered restricted in that the Fund ordinarily is contractually obligated to receive approval from the agent bank and/or borrower prior to the disposition of a senior loan.
(o)	All or a portion of this loan has not settled as of February 28, 2026. Interest rates are not effective until settlement date. Interest rates shown, if any, are for the settled portion of the loan.
(p)	The coupon payment on this security is currently in default as of February 28, 2026.
(q)	Restricted security (Note 3).

See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
BRL	—	Brazilian Real
CAS	—	Connecticut Avenue Securities
CLO	—	Collateralized Loan Obligation
CLP	—	Chilean Peso
CZK	—	Czech Koruna
DIP	—	Debtor-in-possession
EUR	—	Euro
GBP	—	British Pound
ICE	—	Intercontinental Exchange
INR	—	Indian Rupee
IO	—	Interest Only
JSC	—	Joint Stock Company
MXN	—	Mexican Peso
MYR	—	Malaysian Ringgit
PEN	—	Peruvian Nuevo Sol
REMIC	—	Real Estate Mortgage Investment Conduit
SOFR	—	Secured Overnight Financing Rate
USD	—	United States Dollar
UYU	—	Uruguayan Peso
ZAR	—	South African Rand
At February 28, 2026, the Fund had the following open written options contracts:

Exchange-Traded Written Options
Security	Expiration Date	Strike Price	Contracts	Notional Amount	Value
3-Month SOFR Futures, Call	3/13/26	$97.250	115	$287,500	$(719)
3-Month SOFR Futures, Call	6/12/26	97.250	43	107,500	(2,419)
3-Month SOFR Futures, Call	12/11/26	97.500	61	152,500	(19,062)
3-Month SOFR Futures, Call	3/12/27	97.500	132	330,000	(58,575)
3-Month SOFR Futures, Put	12/11/26	96.500	41	102,500	(5,638)
SOFR 2-Year Mid-Curve Futures, Call	9/11/26	97.125	33	82,500	(14,231)
SOFR 2-Year Mid-Curve Futures, Call	9/11/26	97.250	11	27,500	(3,850)
U.S. Treasury 5-Year Notes Futures, Call	3/27/26	108.750	18	18,000	(25,312)
U.S. Treasury 5-Year Notes Futures, Put	3/27/26	108.750	18	18,000	(281)
U.S. Treasury Long-Term Bonds Futures, Call	3/27/26	115.000	4	4,000	(14,438)
U.S. Treasury Long-Term Bonds Futures, Put	3/27/26	114.000	4	4,000	(313)
Total Exchange-Traded Written Options (Premiums received — $119,738)					(144,838)

OTC Written Options
	Counterparty
Interest rate swaption, Call, 345.000bps payments paid annually, Daily SOFR Compound received annually, maturing on 9/29/36 (Premiums received — $86,836)	Goldman Sachs Group Inc.	9/25/26	345.000 bps	5,120,000	5,120,000	$(73,773)
Total Written Options (Premiums received — $206,574)						$(218,611)

Abbreviation(s) used in this schedule:
bps	—	basis points (100 basis points = 1.00%)
SOFR	—	Secured Overnight Financing Rate
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Total Return Unconstrained Fund
At February 28, 2026, the Fund had the following open futures contracts:
	Number of Contracts	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
Contracts to Buy:
3-Month SOFR	34	3/26	$8,163,709	$8,186,563	$22,854
3-Month SOFR	23	6/26	5,549,373	5,540,556	(8,817)
Australian 10-Year Bonds	14	3/26	1,085,992	1,101,643	15,651
U.S. Treasury 2-Year Notes	76	6/26	15,879,967	15,904,781	24,814
U.S. Treasury 5-Year Notes	193	6/26	21,180,589	21,257,142	76,553
U.S. Treasury Long-Term Bonds	16	6/26	1,876,725	1,895,500	18,775
United Kingdom Long Gilt Bonds	2	6/26	249,131	252,496	3,365
					153,195
Contracts to Sell:
U.S. Treasury 10-Year Notes	79	6/26	8,935,426	8,991,188	(55,762)
U.S. Treasury Ultra 10-Year Notes	42	6/26	4,853,476	4,902,844	(49,368)
U.S. Treasury Ultra Long-Term Bonds	34	6/26	4,070,395	4,134,188	(63,793)
					(168,923)
Net unrealized depreciation on open futures contracts					$(15,728)

Abbreviation(s) used in this table:
SOFR	—	Secured Overnight Financing Rate
At February 28, 2026, the Fund had the following open forward foreign currency contracts:
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
BRL	300,000	USD	55,238	Bank of America N.A.	3/3/26	$3,216
BRL	3,900,000	USD	748,920	Bank of America N.A.	3/3/26	10,990
BRL	18,645,230	USD	3,620,784	Bank of America N.A.	3/3/26	12,215
USD	58,258	BRL	300,000	Bank of America N.A.	3/3/26	(196)
USD	757,355	BRL	3,900,000	Bank of America N.A.	3/3/26	(2,555)
USD	3,395,351	BRL	18,645,230	Bank of America N.A.	3/3/26	(237,650)
BRL	30,786	USD	5,670	Citibank N.A.	3/3/26	329
BRL	140,000	USD	25,783	Citibank N.A.	3/3/26	1,496
BRL	3,392,071	USD	603,953	Citibank N.A.	3/3/26	56,989
USD	5,978	BRL	30,786	Citibank N.A.	3/3/26	(20)
USD	27,187	BRL	140,000	Citibank N.A.	3/3/26	(92)
USD	658,719	BRL	3,392,071	Citibank N.A.	3/3/26	(2,222)
BRL	10,882,373	USD	2,103,280	JPMorgan Chase & Co.	3/3/26	17,136
USD	2,113,287	BRL	10,882,373	JPMorgan Chase & Co.	3/3/26	(7,129)
EUR	284,047	USD	336,851	Bank of America N.A.	4/16/26	(379)
INR	12,327,545	USD	135,423	Bank of America N.A.	4/16/26	(427)
USD	16	MXN	294	Bank of America N.A.	4/16/26	(1)
AUD	40,000	USD	28,269	BNP Paribas SA	4/16/26	191
AUD	70,000	USD	49,614	BNP Paribas SA	4/16/26	190
AUD	100,000	USD	71,018	BNP Paribas SA	4/16/26	131
EUR	30,000	USD	35,529	BNP Paribas SA	4/16/26	8
EUR	30,000	USD	35,707	BNP Paribas SA	4/16/26	(170)
USD	58,948	EUR	50,000	BNP Paribas SA	4/16/26	(280)
USD	70,749	EUR	60,000	BNP Paribas SA	4/16/26	(325)
USD	170,169	EUR	143,551	BNP Paribas SA	4/16/26	123
USD	474,677	GBP	352,462	BNP Paribas SA	4/16/26	(397)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	31,356	JPY	4,864,861	BNP Paribas SA	4/16/26	$63
CNH	464,758	USD	67,164	Citibank N.A.	4/16/26	806
EUR	40,000	USD	46,574	Citibank N.A.	4/16/26	808
USD	34,430	AUD	50,000	Citibank N.A.	4/16/26	(1,144)
USD	23,579	EUR	20,000	Citibank N.A.	4/16/26	(113)
USD	67,616	EUR	57,431	Citibank N.A.	4/16/26	(415)
USD	1,639,724	EUR	1,397,355	Citibank N.A.	4/16/26	(15,534)
USD	1,527,992	INR	138,489,538	Citibank N.A.	4/16/26	11,426
AUD	225,289	USD	151,825	JPMorgan Chase & Co.	4/16/26	8,464
CNH	460,000	USD	66,472	JPMorgan Chase & Co.	4/16/26	802
USD	34,065	AUD	50,000	JPMorgan Chase & Co.	4/16/26	(1,509)
USD	42,922	AUD	62,762	JPMorgan Chase & Co.	4/16/26	(1,732)
USD	60,455	AUD	90,000	JPMorgan Chase & Co.	4/16/26	(3,579)
USD	97,925	AUD	141,634	JPMorgan Chase & Co.	4/16/26	(2,845)
USD	133,436	CNH	924,758	JPMorgan Chase & Co.	4/16/26	(1,808)
USD	2,059,378	BRL	10,882,373	JPMorgan Chase & Co.	6/2/26	(14,716)
Net unrealized depreciation on open forward foreign currency contracts						$(169,855)

Abbreviation(s) used in this table:
AUD	—	Australian Dollar
BRL	—	Brazilian Real
CNH	—	Chinese Offshore Yuan
EUR	—	Euro
GBP	—	British Pound
INR	—	Indian Rupee
JPY	—	Japanese Yen
MXN	—	Mexican Peso
USD	—	United States Dollar
At February 28, 2026, the Fund had the following open swap contracts:
OTC INTEREST RATE SWAPS
Swap Counterparty	Notional Amount*	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	2,521,000BRL	1/2/31	BRL-CDI**	13.250%**	$3,890	—	$3,890
JPMorgan Chase & Co.	3,800,000BRL	1/2/31	BRL-CDI**	13.300%**	6,799	—	6,799
Total					$10,689	—	$10,689

CENTRALLY CLEARED INTEREST RATE SWAPS
Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
$17,628,000	12/15/27	3.320% annually	Daily SOFR Compound annually	$(29,089)	$(1,419)	$(27,670)
2,330,000	11/21/30	2.452%**	CPURNSA**	(11,812)	(933)	(10,879)
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
February 28, 2026
 Western Asset Total Return Unconstrained Fund
CENTRALLY CLEARED INTEREST RATE SWAPS (cont’d)
	Notional Amount	Termination Date	Payments Made by the Fund†	Payments Received by the Fund†	Market Value	Upfront Premiums Paid (Received)	Unrealized Depreciation
	$4,504,000	8/31/32	3.420% annually	Daily SOFR Compound annually	$(26,360)	$10,257	$(36,617)
Total	$24,462,000				$(67,261)	$7,905	$(75,166)

CENTRALLY CLEARED CREDIT DEFAULT SWAPS ON CREDIT INDICES — SELL PROTECTION[1]
Reference Entity	Notional Amount[2]	Termination Date	Periodic Payments Received by the Fund†	Market Value[3]	Upfront Premiums Paid (Received)	Unrealized Depreciation
Markit CDX.NA.HY.45 Index	$694,980	12/20/30	5.000% quarterly	$47,196	$49,488	$(2,292)
Markit CDX.NA.IG.45 Index	4,140,000	12/20/30	1.000% quarterly	80,531	90,980	(10,449)
Total	$4,834,980			$127,727	$140,468	$(12,741)

OTC TOTAL RETURN SWAPS
Swap Counterparty	Notional Amount	Termination Date	Periodic Payments Made by the Fund†	Periodic Payments Received by the Fund‡	Market Value	Upfront Premiums Paid (Received)	Unrealized Appreciation
JPMorgan Chase & Co.	$289,000	4/9/26	Daily SOFR Compound + 1.100%**	JPEIFNTR^**	$3,118	—	$3,118

[1]
If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.

[2]
The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.

[3]
The quoted market prices and resulting values for credit default swap agreements on asset-backed securities and credit indices serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected loss (or profit) for the credit derivative had the notional amount of the swap agreement been closed/sold as of the period end. Decreasing market values (sell protection) or increasing market values (buy protection), when compared to the notional amount of the swap, represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

†	Percentage shown is an annual percentage rate.
‡	Periodic payments made/received by the Fund are based on the total return of the referenced entity.
^	Custom emerging markets debt basket is comprised of 41 bonds in the Sovereign Frontier sector.
*	Notional amount denominated in U.S. dollars, unless otherwise noted.
**	One time payment made at termination date.
Reference rate(s) and their value(s) as of period end used in this table:
Reference Index	Reference Rate
BRL-CDI	14.900%
CPURNSA	3.268%
Daily SOFR Compound	3.680%

Abbreviation(s) used in this table:
BRL	—	Brazilian Real
BRL-CDI	—	Brazilian Cetip InterBank Deposit Rate
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

 Western Asset Total Return Unconstrained Fund
CPURNSA	—	U.S. CPI Urban Consumers NSA Index
JPEIFNTR	—	Western Asset Management Emerging Markets Frontier Custom Basket
SOFR	—	Secured Overnight Financing Rate
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
Western Asset Total Return Unconstrained Fund (the “Fund”) is a separate diversified investment series of Western Asset Funds, Inc. (the “Corporation”). The Corporation, a Maryland corporation, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Equity securities, including exchange-traded funds, for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Directors (the “Board”).
Pursuant to policies adopted by the Board, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments†:
U.S. Government & Agency Obligations	—	$20,828,168	—	$20,828,168
Corporate Bonds & Notes:
Financials	—	748,438	$0 *	748,438
Other Corporate Bonds & Notes	—	9,348,250	—	9,348,250
Collateralized Mortgage Obligations	—	7,146,294	—	7,146,294
Asset-Backed Securities	—	6,045,407	—	6,045,407
Sovereign Bonds	—	4,670,672	—	4,670,672
Mortgage-Backed Securities	—	4,317,125	—	4,317,125
Senior Loans	—	1,159,734	—	1,159,734
U.S. Treasury Inflation Protected Securities	—	424,865	—	424,865
Purchased Options:
Exchange-Traded Purchased Options	$36,888	—	—	36,888
OTC Purchased Options	—	82,078	—	82,078
Common Stocks:
Industrials	4,631	27	—	4,658
Warrants	—	3,291	—	3,291
Total Investments	$41,519	$54,774,349	$0 *	$54,815,868
Other Financial Instruments:
Futures Contracts††	$162,012	—	—	$162,012
Forward Foreign Currency Contracts††	—	$125,383	—	125,383
OTC Interest Rate Swaps	—	10,689	—	10,689
OTC Total Return Swaps	—	3,118	—	3,118
Total Other Financial Instruments	$162,012	$139,190	—	$301,202
Total	$203,531	$54,913,539	$0 *	$55,117,070

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report

Notes to Schedule of Investments (unaudited) (cont’d)
LIABILITIES
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Other Financial Instruments:
Written Options:
Exchange-Traded Written Options	$144,838	—	—	$144,838
OTC Written Options	—	$73,773	—	73,773
Futures Contracts††	177,740	—	—	177,740
Forward Foreign Currency Contracts††	—	295,238	—	295,238
Centrally Cleared Interest Rate Swaps††	—	75,166	—	75,166
Centrally Cleared Credit Default Swaps on Credit Indices — Sell Protection††	—	12,741	—	12,741
Total	$322,578	$456,918	—	$779,496

†	See Schedule of Investments for additional detailed categorizations.
*	Amount represents less than $1.
††	Reflects the unrealized appreciation (depreciation) of the instruments.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended February 28, 2026. The following transactions were effected in such company for the period ended February 28, 2026.

	Affiliate Value at May 31, 2025	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional Government Reserves, Premium Shares	$17,598,602	$64,821,659	64,821,659	$82,420,261	82,420,261

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at February 28, 2026
Western Asset Premier Institutional Government Reserves, Premium Shares	—	$355,266	—	—
3. Restricted securities
The following Fund investments are restricted as to resale and, in the absence of readily ascertainable market values, are fair valued in accordance with procedures approved by the Board.

Security	Number of Shares/ Warrants	Acquisition Date	Cost	Fair Value at 2/28/2026	Value Per Share/Warrant	Percent of Net Assets
Spirit Airlines LLC, Common Shares	56	3/25	$681	$27	$0.48	0.00%(a)
Spirit Airlines LLC, Warrants	6,856	3/25	83,461	3,291 (b)	0.48	0.01%
Total			$84,142	$3,318		0.01%

(a)	Amount represents less than 0.005%.
(b)
Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions that are exempt from registration, normally to qualified institutional buyers. This security has been deemed liquid pursuant to guidelines approved by the Board.

Western Asset Total Return Unconstrained Fund 2026 Quarterly Report